Consolidated Statement of Financial Position (Parenthetical) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Interest payable, fines and penalties	₽ 13,227	₽ 11,111